OPERATING DATA - Exposure to Credit Risk by Reportable Segment (Details) - Trade accounts receivables - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 3,661	$ 3,839
NAFTA
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	337	289
Brazil
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,400	1,127
Europe
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,587	2,011
Africa and Commonwealth of Independent States ("ACIS")
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	264	347
Mining
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 73	$ 65